Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
US federal Net operating loss carryovers	$ 16,475,612
State net operating loss carryovers	$ 12,522,480
Operating loss carryforwards, expiration date	Dec. 31, 2033
Tax credit carryforwards	$ 177,909
Tax credit carryforward, expiration date	Dec. 31, 2033
Change in valuation allowance	$ 3,906,395	$ 2,059,144